Document and Entity Information	Dec. 31, 2024
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001802768
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 31, 2024
Entity Registrant Name	Royalty Pharma plc
Entity Incorporation State Country Code	X0
Entity File Number	001-39329
Entity Tax Identification Number	98-1535773
Entity Address, Address Line One	110 East 59th Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	883-0200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	RPRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false